Income Tax Matters - Narrative (Details) € in Millions, S/ in Millions, R$ in Millions		1 Months Ended			12 Months Ended						24 Months Ended
	Jan. 01, 2018 EUR (€)	Aug. 31, 2015	Jun. 30, 2015 EUR (€)	Jun. 30, 2015 PEN (S/)	Dec. 31, 2018 EUR (€) company	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 EUR (€) company	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2013 PEN (S/)	Dec. 31, 2018 BRL (R$) company	Dec. 31, 2018 PEN (S/) company	Dec. 31, 2015 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Number of consolidated tax group companies | company					44		45						44	44
Disposal of deferred tax assets					€ 215		€ 192
Deferred tax liabilities					2,674		2,145	€ 2,395
Income tax expense					1,621		1,219	846
Deferred tax assets					7,631		7,820	8,229
Positive tax effect of impairment of goodwill					1,389
Amortized goodwill for tax purposes					283		215
Corporate income tax assessment										€ 135
Losses on litigation settlements			€ 431	S/ 1,521	3,672	R$ 16,295					€ 80	S/ 286
Other provisions					3,138		3,883
Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					7,631		7,820
Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities					4,883		4,834
Deferred tax assets					4,590		5,875
Derecognized tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					98
Workforce restructuring plan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					101		84
July 2015 tax inspection
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense									€ 206
Telefonica Moviles Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets					327
Colombia Telecomunicaciones, S.A, ESP
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					106
Applied tax loss carryforwards					57
Telefónica Germany | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							162	€ 427
Telefonica Venezolana | Hyperinflation adjustment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax expense					186		138
Telefónica Germany Holdings Ltd. Holding company
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					84		82
Applied tax loss carryforwards					77		78
Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets	€ 27
Increase (decrease) in deferred tax liability (asset)	€ 164
Deferred tax liabilities					2,674		2,145
Deferred tax assets					7,631		7,820
Deferred tax liabilities reclassified					206		229
Telefonica, S.A. | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,422		1,858
Telefonica, S.A. | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					2,381		3,186
Colombia Telecomunicaciones, S.A., ESP
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capitalized tax loss carryforward							163
Colombia Telecomunicaciones, S.A., ESP | Debt with PARAPAT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							324
Colombia Telecomunicaciones, S.A., ESP | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							233
Colombia Telecomunicaciones, S.A., ESP | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							63
Telefónica Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credits recognized					160		198
Amortized goodwill for tax purposes					1,950								R$ 8,654
Telefónica Brazil | Temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets					271		281
Increase (decrease) in deferred tax liability (asset)					(184)		(258)
Telefónica Brazil | Goodwill amortized for tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities					415		317
Telefónica Móviles Chile, S.A. | Merger
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							193
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capitalized tax loss carryforward					791
Tax credits reversed					477
Disposal of deferred tax assets							134
Deferred tax assets					2,272		1,500
Unused tax loss carryforwards					11,045
Unused tax losses for which no deferred tax asset recognised					622
Spain | Unused tax deductions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets							71
Spain | Total unused tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					1,422
Spain | Telefonica, S.A.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Disposal of deferred tax assets					13		96
Increase (decrease) in deferred tax liability (asset)					(89)		(24)
Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					580
Unused tax losses for which no deferred tax asset recognised					6,478
Hispanoamérica
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets					976
Unused tax losses for which no deferred tax asset recognised					240
Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Percentage of dispute that accounts for total amount under litigation		75.00%
Tax proceedings | Telefónica Peru
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions					€ 439		€ 425		€ 431					S/ 1,697	S/ 1,521